ASSET PURCHASE AGREEMENT WITH MAILVISION LTD. ("MAILVISION") (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	May 13, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Combination, Fair Value of Earn Out Consideration	$ 432
Business Combination, Fair Value of Sale Options	376
Gain (Loss) on Revaluation of Equity Investments	95
Business Combination, Acquired Core Technology Useful Life	5 years 6 months
Business Combination, Customer Relationship Useful Life	4 years 6 months
Estimated fair value of First Earn-Out		446
Estimated fair value of Sale Option		110
Long-term Debt, Fair Value		446
Goodwill	1,654	33,749	32,095
Net assets acquired	3,434
Mail Vision Affiliated Company [Member]
Business Combination, Wavier Amount Recognized	1,472
Business Combination, Revaluation of Investments	933
Goodwill	1,654
Present Value [Member]
Present Value of Acquisition Cost	221
2014 Anniversary Date [Member]
Acquisition Cost	$ 233